Consolidated Statement of Stockholders' Equity (Deficit) (USD $)	Total USD ($)	Series Convertible Preferred Stock [Member] USD ($)	Common Stock [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Accumulated Deficit [Member] USD ($)	2013 Private Placement [Member] USD ($)	2013 Private Placement [Member] Common Stock [Member]
Balance at Dec. 31, 2012	$ (1,313,449)	$ 0	$ 619	$ 21,489,354	$ (22,803,422)
Balance (shares) at Dec. 31, 2012		5	6,186,997
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of common stock and conversion of notes payable, net of offering costs (shares)			14,236,472
Sale of common stock and conversion of notes payable, net of offering costs	1,884,210		1,424	1,882,786		1,884,210
Conversion of preferred stock		(5)	3,788
Conversion of notes payable into common stock (shares)			773,983
Conversion of notes payable into common stock	124,611		77	124,534
Exchange of warrants for common stock (shares)			5,001
Exchange of warrants for common stock	732		1	731
Fair value of warrants issued	7,209
Fair value of 2013 PPM warrants reclassified from liability to equity	0
Stock issued for payment of services (shares)			1,354,412
Stock issued for payment of services	442,399		135	442,264
Stock-based compensation	725,254			725,254
Net income	(3,321,992)				(3,321,992)
Balance at Dec. 31, 2013	(1,451,026)	0	2,256	24,672,132	(26,125,414)
Balance (shares) at Dec. 31, 2013		0	22,560,653
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of common stock, shares, net offering costs (shares)			34,285,728
Sale of common stock, net of offering costs	10,932,188		3,429	10,928,759
Fair value of warrants issued	(12,382,216)			(12,382,216)
Fair value of 2013 PPM warrants reclassified from liability to equity	3,166,482			3,166,482
Exercise of stock options & warrants (shares)			451,250
Exercise of stock options & warrants	112,800		45	112,755
Stock purchase plan subscriptions			7,603
Stock purchase plan subscriptions	1,810		1	1,809
Stock issued for payment of services (shares)			392,432
Stock issued for payment of services	157,110		39	157,071
Stock-based compensation	538,263			538,263
Net income	3,184,064				3,184,064
Balance at Dec. 31, 2014	$ 4,259,475	$ 0	$ 5,770	$ 27,195,055	$ (22,941,350)
Balance (shares) at Dec. 31, 2014		0	57,697,666